Supplemental cash flow disclosures - Changes in Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Beginning balance	$ 13,975	$ 20,197
Changes from financing cash flows	(6,803)	(6,755)
Lease obligation additions	16,442	837
Impact of foreign exchange	(63)	(983)
Other	657	679
Ending balance	24,208	13,975
Lease liabilities
Statement Line Items [Line Items]
Beginning balance	13,975	20,197
Changes from financing cash flows	(6,803)	(6,755)
Lease obligation additions	16,442	837
Impact of foreign exchange	(63)	(983)
Other	657	679
Ending balance	$ 24,208	$ 13,975